Annual Total Returns - VIPBalancedPortfolio-InvestorPRO - VIPBalancedPortfolio-InvestorPRO - VIP Balanced Portfolio - VIP Balanced Portfolio - Investor Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	19.54%
Annual Return 2014	10.18%
Annual Return 2015	0.52%
Annual Return 2016	7.18%
Annual Return 2017	16.28%
Annual Return 2018	(4.28%)
Annual Return 2019	24.38%
Annual Return 2020	22.35%
Annual Return 2021	18.17%
Annual Return 2022	(18.03%)